CONTRACT ASSETS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Assets [Line Items]
Allowance for credit loss on contract assets	$ 655	$ 660
Contract assets period for which the same is due	30 years	30 years
Contract assets [member]
Contract Assets [Line Items]
Allowance for credit loss on contract assets	$ 0	$ 0